Concentrations risks (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 SGD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Concentration Risk [Line Items]
Cash balance	$ 143,024	$ 189,996		$ 265,852	$ 193,546
Cash FDIC	250,000
Restricted cash	641,461
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000		$ 75,000
Cash balance	138,710	180,746
Bank balance	0	41,606
Restricted cash	$ 391,461
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		87.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.90%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%